                                          NEUBERGER BERMAN



Neuberger Berman
Municipal Funds-Registered Trademark-
-------------------------------------------------
MUNICIPAL MONEY FUND
MUNICIPAL SECURITIES TRUST          ANNUAL REPORT
                                    OCTOBER 31, 1998

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    GROWTH OF A DOLLAR CHART
      COMPARISON OF A $10,000 INVESTMENT
Municipal Securities Trust                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                               B-8
Municipal Securities Trust                         B-9

    REPORT OF INDEPENDENT AUDITORS                B-11

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                         B-12
Municipal Securities Portfolio                    B-23

    FINANCIAL STATEMENTS                          B-28

    FINANCIAL HIGHLIGHTS
Municipal Money Portfolio                         B-34
Municipal Securities Portfolio                    B-35

    REPORT OF INDEPENDENT AUDITORS                B-36

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

PRESIDENT'S LETTER                                             December 18, 1998

Dear Shareholder,
  Bonds enjoyed another good year in fiscal 1998, although U.S. Treasuries materially outperformed all other sectors, including municipal securities. Municipal bonds benefited from declining interest rates and the influx of U.S. investors seeking shelter from volatile stock markets. However, because municipals offer no tax advantages to foreign investors, they did not fully participate in the global "flight to quality" that helped propel Treasury Bonds' strong advance.
  Our Municipal Securities Trust performed well, thanks in part to our emphasis on securities with strong call protection. During periods of declining interest rates, higher-coupon municipal securities are often "called" by issuers refinancing debt at lower rates. This effectively lowers portfolio yield. Focusing on securities protected against calls and our decision to control exposure to weak A-rated credits (as rated by Standard and Poor's and Moody's) helped reduce portfolio risk and maintain positive yields.
  Although the spread between municipal bond and Treasury yields narrowed in mid to late October as investors migrated from Treasuries back into the rallying stock market, the ratio of municipal bond yields to Treasuries remains at historically high levels. At the close of this reporting period, five-year investment-grade municipal yields were 87.7% - 93.1% of the five-year Treasury Bond.+ This provides a historically high after-tax yield advantage for municipal bonds relative to Treasuries.
  Going forward, we will continue to seek opportunities for attractive municipal investments through in-depth credit analysis. Our goal is to identify municipal issues that we consider "cheap" relative to their underlying quality, while focusing on issuers with stable or improving credit characteristics.
  We have always believed that stocks help investors eat well, but bonds help them sleep well. In the second half of fiscal 1998, investors with rich, equity-only diets suffered severe heartburn and bouts of insomnia. Those with healthy portions of carefully selected bonds on their investment plates experienced some mild indigestion, but slept quite peacefully despite the loud racket produced by international economic turmoil. We won't make any predictions regarding the future health of the stock market but, as good investment nutritionists, we continue to recommend a balanced diet featuring bonds as well as stocks.

  MUNICIPAL MONEY FUND The fund invests exclusively in high-quality credits. We depend greatly on our practice of maturity management (extending portfolio maturity when rates are falling and reducing it when rates are rising) and our efforts in selecting securities with the best risk/reward characteristics to maximize returns.
  During the six months ended October 31, 1998, weighted average maturity ranged from a high of 72.4 days to a low of 40.7 days, closing at 41.7 days. Municipal issuers have continued to "bond out" (meet financing needs by issuing more long-term paper). The limited supply of short-term obligations has resulted in a flat yield curve (little difference in yields of bonds from zero to one year in maturity). Consequently, there has been little or no advantage to taking incremental interest rate risk by materially extending the portfolio's average maturity.
  The current and effective (compounded) 7-day yields for the Fund as of October 31, 1998, were 2.56% and 2.59%, respectively. For an investor in the highest federal income tax bracket, this translates into tax-equivalent current and effective yields of 4.24% and 4.33%.*
  MUNICIPAL SECURITIES TRUST It was a "steady as you go" municipal bond market in fiscal 1998. Like all bond sectors, municipals benefited from falling interest rates and investors seeking safe harbor from the volatile stock market. However, municipal bond prices didn't rise nearly as dramatically as Treasuries in the global "flight to quality" or decline as much as corporate bonds in August and September as investors began focusing on the negative impact a slowing global economy might have had on income statements and balance sheets. In essence, no news has been good news.
  We continued to see strong new issuance -- in fact, total new issuance in 1998 is expected to reach the record of $292 billion that was raised in 1993. Demand was also strong and became stronger as investors temporarily piled into the bond market when stocks hit the skids. In early October, 10-year and 30-year municipal bond yields declined to 3.85% and 4.5%, respectively -- both three-decade lows. Viewing these as artificial lows resulting from heightened stock market anxiety and concerned that a still strong economy could put upward pressure on interest rates, we shortened the Portfolio's weighted average maturity to 6.7 years and virtually eliminated zero-coupon General Obligation bonds -- the most interest rate sensitive securities in our portfolio. This strategy paid off when interest rates rose in late October. We will be quick to lengthen average maturity when we see evidence of economic deceleration.
  Looking ahead, we believe the overall municipal bond market will remain healthy. We are shying away from issuers in states with weak economies, such as Hawaii and Louisiana. We are also remaining quite cautious regarding issuers in big cities like New York and Los Angeles, where large entitlement budgets and lower tax revenues may have a negative impact on credit quality.
  As of October 31, 1998, the 30-day SEC yield for the Fund was 3.40%. This can be translated into a tax-equivalent yield of 5.63% for investors in the highest federal income tax bracket.*
  In closing, municipal bonds performed their job in fiscal 1998 -- preserving and enhancing assets in the midst of global economic and stock market distress, while also providing certain tax advantages. We are pleased to have helped see our shareholders through these troubled times. Going forward, we trust investors will have a greater appreciation for the valuable role bonds play in a truly diversified investment program.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger Berman Income Funds

+Bloomberg L.P. 11/18/98
*An investment in Municipal Money Fund, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share. The return on investment in Municipal Money Fund will fluctuate and past performance is no guarantee of future results.
 "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
 Tax-equivalent yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal taxes at 39.6%, assuming that all of the Fund's income is exempt from Federal income taxes. A portion of the income may be subject to the federal alternative minimum tax for certain investors.
 Neuberger Berman Management Inc.-Registered Trademark- currently absorbs certain operating expenses of Municipal Securities Trust. Absent this arrangement, which is subject to change, the 30-day SEC yield of Municipal Securities Trust would have been 3.03% and the tax-equivalent yield would have been 5.02%

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Municipal Securities Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                               MUNICIPAL SECURITIES TRUST             LEHMAN BROTHERS 7-YEAR GO INDEX
1988                                                                  $10,000                                         $10,000
1989                                                                  $10,655                                         $10,630
1990                                                                  $11,400                                         $11,450
1991                                                                  $12,358                                         $12,698
1992                                                                  $13,189                                         $13,710
1993                                                                  $14,679                                         $15,341
1994                                                                  $14,303                                         $15,029
1995                                                                  $15,782                                         $16,936
1996                                                                  $16,401                                         $17,741
1997                                                                  $17,502                                         $19,087
1998                                                                  $18,767                                         $20,507
AVERAGE ANNUAL TOTAL RETURN (1)
                                                   MUNICIPAL SECURITIES TRUST             LEHMAN BROTHERS 7-YEAR GO INDEX (2)
1 YEAR                                                                 +7.22%                                          +7.44%
5 YEAR                                                                 +5.04%                                          +5.98%
10 YEAR                                                                +6.50%                                          +7.45%
LIFE OF FUND                                                           +6.49%                                          +7.32%

   Neuberger Berman Municipal Securities Trust-Registered Trademark- ("Municipal Securities Trust") commenced operations on 7/9/87.
   The tax equivalent annualized yield for Municipal Securities Trust is 5.63% for the thirty days ended 10/31/98 (based on an annualized yield of 3.40% and assuming a federal tax rate of 39.6%). A portion of the income of Municipal Securities Trust may be subject to the federal alternative minimum tax for certain investors.
   Neuberger Berman Management Inc.-Registered Trademark- has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .65% per annum of Municipal Securities Trust's average daily net assets, subject to termination upon 60 days' prior written notice. Absent such reimbursement, the annualized and tax equivalent yields for the thirty days ended 10/31/98 would have been 3.03% and 5.02%, respectively. Absent such reimbursement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Lehman Brothers 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL        MUNICIPAL
                                                        MONEY          SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                 FUND            TRUST
                                                    -------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     221,612    $      40,226
      Receivable for Trust shares sold                          2                1
                                                    -------------------------------
                                                          221,614           40,227
                                                    -------------------------------
LIABILITIES
      Dividends payable                                         5               45
      Payable for Trust shares redeemed                        22                2
      Payable to administrator -- net (Note B)                 54                1
      Accrued expenses                                         52               31
                                                    -------------------------------
                                                              133               79
                                                    -------------------------------
NET ASSETS at value                                 $     221,481    $      40,148
                                                    -------------------------------

NET ASSETS consist of:
      Par value                                     $         222    $           4
      Paid-in capital in excess of par value              221,259           38,920
      Accumulated net realized losses on
        investment                                             --             (247)
      Net unrealized appreciation in value of
        investment                                             --            1,471
                                                    -------------------------------
NET ASSETS at value                                 $     221,481    $      40,148
                                                    -------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       221,554            3,539
                                                    -------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00           $11.34
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman                             For the Year Ended October 31, 1998
----------------------------------------------------------------------
          Income Funds

                                                     MUNICIPAL      MUNICIPAL
                                                       MONEY        SECURITIES
(000'S OMITTED)                                         FUND          TRUST
                                                    ---------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     6,741    $     1,640
                                                    ---------------------------
    Expenses:
      Administration fee (Note B)                           509             93
      Auditing fees                                           8              8
      Custodian fees                                         10             10
      Legal fees                                              7              7
      Registration and filing fees                           56             26
      Shareholder reports                                    30             28
      Shareholder servicing agent fees (Note B)              27             26
      Trustees' fees and expenses                            15              7
      Miscellaneous                                           2              1
      Expenses from corresponding Portfolio (Notes
        A & B)                                              685            176
                                                    ---------------------------
        Total expenses                                    1,349            382
      Expenses reimbursed by administrator and/or
        reduced by custodian fee and shareholder
        servicing expense offset arrangements
        (Note B)                                            (16)          (158)
                                                    ---------------------------
        Total net expenses                                1,333            224
                                                    ---------------------------
        Net investment income                             5,408          1,416
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain on investment securities               26            420
    Net realized gain on financial futures
      contracts                                              --              6
    Change in net unrealized appreciation of
      investment securities                                  --            583
                                                    ---------------------------
        Net gain on investments from corresponding
          Portfolio (Note A)                                 26          1,009
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $     5,434    $     2,425
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                    MUNICIPAL                       MUNICIPAL
                                                      MONEY                        SECURITIES
                                                      FUND                            TRUST
                                                      Year                            Year
                                                      Ended                           Ended
                                                   October 31,                     October 31,
(000'S OMITTED)                               1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       5,408   $       4,192   $       1,416   $       1,418
    Net realized gain on investments
      from corresponding Portfolio (Note
      A)                                             26              --             426             210
    Change in net unrealized
      appreciation of investments from
      corresponding Portfolio (Note A)               --              --             583             462
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                             5,434           4,192           2,425           2,090
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (5,408)         (4,192)         (1,416)         (1,418)
                                          -------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                   319,207         228,579          16,999           5,776
    Proceeds from reinvestment of
      dividends                                   5,334           4,121             898             907
    Payments for shares redeemed               (259,407)       (208,978)        (10,385)        (14,649)
                                          -------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                         65,134          23,722           7,512          (7,966)
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            65,160          23,722           8,521          (7,294)
NET ASSETS:
    Beginning of year                           156,321         132,599          31,627          38,921
                                          -------------------------------------------------------------
    End of year                           $     221,481   $     156,321   $      40,148   $      31,627
                                          -------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                        319,207         228,579           1,520             531
    Issued on reinvestment of dividends           5,334           4,121              80              83
    Redeemed                                   (259,407)       (208,978)           (930)         (1,354)
                                          -------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                                65,134          23,722             670            (740)
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Fund-Registered Trademark- ("Municipal Money") and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds-Registered Trademark- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at October 31, 1998). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($267 expiring in 2003 for Municipal Money and $246,798 expiring in 2003 for Municipal Securities Trust, determined as of October 31, 1998), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.65% per annum of its average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended October 31, 1998, such excess expenses amounted to $155,100 for Municipal Securities Trust.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $8,731 and $1,776, for Municipal Money and Municipal Securities Trust, respectively.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Shareholder servicing agent fees, was a reduction of $7,130 and $1,384, for Municipal Money and Municipal Securities Trust, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1998, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
MUNICIPAL MONEY                                  $ 281,553,000     $ 222,519,000

MUNICIPAL SECURITIES TRUST                          14,666,000         8,627,000

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                 Year Ended October 31,
                                                1998           1997         1996         1995         1994
                                            ----------------------------------------------------------------
Net Asset Value, Beginning of Year          $     .9994      $  .9993     $  .9994     $  .9995     $  .9996
                                            ----------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                         .0288         .0296        .0285        .0324        .0204
    Net Gains or Losses on Securities             .0003         .0001       (.0001)      (.0001)      (.0001)
                                            ----------------------------------------------------------------
      Total From Investment Operations            .0291         .0297        .0284        .0323        .0203
                                            ----------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                     (.0288)       (.0296)      (.0285)      (.0324)      (.0204)
                                            ----------------------------------------------------------------
Net Asset Value, End of Year                $     .9997      $  .9994     $  .9993     $  .9994     $  .9995
                                            ----------------------------------------------------------------
Total Return(2)                                   +2.92%        +3.00%       +2.89%       +3.29%       +2.06%
                                            ----------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $     221.5      $  156.3     $  132.6     $  160.9     $  150.3
                                            ----------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                                  .72%          .73%         .73%         .71%          --
                                            ----------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                         .71%          .72%         .72%         .71%         .73%
                                            ----------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                            2.88%         2.95%        2.86%        3.24%        2.02%
                                            ----------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                Year Ended October 31,
                                                                 1998        1997        1996        1995        1994
                                                                -------------------------------------------------------
Net Asset Value, Beginning of Year                              $ 11.02     $ 10.78     $ 10.83     $ 10.26     $ 11.12
                                                                -------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                           .46         .47         .47         .47         .46
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                    .32         .24        (.05)        .57        (.73)
                                                                -------------------------------------------------------
      Total From Investment Operations                              .78         .71         .42        1.04        (.27)
                                                                -------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                         (.46)       (.47)       (.47)       (.47)       (.46)
    Distributions (from net capital gains)                           --          --          --          --        (.12)
    Distributions (in excess of net capital gains)                   --          --          --          --        (.01)
                                                                -------------------------------------------------------
      Total Distributions                                          (.46)       (.47)       (.47)       (.47)       (.59)
                                                                -------------------------------------------------------
Net Asset Value, End of Year                                    $ 11.34     $ 11.02     $ 10.78     $ 10.83     $ 10.26
                                                                -------------------------------------------------------
Total Return(2)                                                   +7.22%      +6.71%      +3.92%     +10.35%      -2.57%
                                                                -------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                       $  40.1     $  31.6     $  38.9     $  44.3     $  51.1
                                                                -------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(3)                .66%        .66%        .66%        .66%         --
                                                                -------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(4)                  .65%        .65%        .65%        .65%        .65%
                                                                -------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets           4.13%       4.30%       4.32%       4.45%       4.24%
                                                                -------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust, total return would have been lower if Management had not reimbursed certain expenses.
3) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

MUNICIPAL                                                      Year Ended October 31,
SECURITIES TRUST                                  1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------
Net Expenses                                      1.11%      1.05%      1.04%       .98%       .82%

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Funds and
Shareholders of:
Neuberger Berman Municipal Money Fund and
Neuberger Berman Municipal Securities Trust

   We have audited the accompanying statements of assets and liabilities of the Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust, two of the series constituting the Neuberger Berman Income Funds (the "Trust"), as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of the Neuberger Berman Income Funds at October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 1998

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
                  TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S.
                  GOVERNMENT SECURITIES (4.6%)
$       1,245     Las Vegas (NV) Ltd. Tax Swr. G.O., Ser. 1989, 7.20%,
                  due 1/1/08 P/R 1/1/99                                                      $  1,277
        1,000     Los Angeles (CA) Muni. Imp. Corp. Leasehold Rev.
                  (Central Library Proj.), Ser. 1990 A, 7.10%, due 6/1/10
                  P/R 6/1/99                                                                    1,039
        2,500     New York St. Med. Care Fac. Fin. Agcy. Hosp. & Nursing
                  Home FHA-Insured Mtge. Rev., Ser. 1989 A, 7.25%, due
                  2/15/24 P/R 2/15/99                                                           2,575
        1,000     Orlando (FL) Util. Comm. Wtr. & Elec. Sub. Rev., Ser.
                  1989 C, 7.00%, due 10/1/23 P/R 10/1/99                                        1,052
        1,020     Prince William Co. (VA) Sch. & Pub. Imp. G.O., Ser.
                  1991 A, 6.25%, due 2/1/11 P/R 2/1/99                                          1,046
        1,000     Tarrant Co. (TX) Fort Worth Independent Sch. Dist. Sch.
                  Bldg. Unlimited Tax G.O., Ser. 1989, 7.00%, due 2/15/01
                  P/R 2/15/99                                                                   1,009
        1,000     Utah Intermountain Pwr. Agcy. Pwr. Supply Ref. Rev.,
                  Ser. 1989 A, 7.20%, due 7/1/11 P/R 7/1/99                                     1,042
        1,000     Wisconsin G.O., Ser. 1990 G, 6.75%, due 5/1/09
                  P/R 5/1/99                                                                    1,024
                                                                                             ----------
                                                                                               10,064
                                                                                             ----------
                  TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENT
                  SECURITIES (0.5%)
        1,175     Austin (TX) Combined Util. Sys. Rev., Ser. 1986 A,
                  7.50%, due 11/15/98                                                           1,177
                                                                                             ----------
                  MUNICIPAL NOTES (3.3%)
        1,250     Kentucky Asset/Liability Comm. Gen. Fund TRANS, Ser.
                  1998 B, 4.00%, due 6/25/99                                MIG 1    SP-1+      1,255
        2,400     Kentucky Sch. Boards Fin. Corp. Cert. of Participation
                  Ed. TRANS, Ser. 1998, 3.66%, due 6/30/99                  MIG 1               2,401
        2,000     Los Angeles (CA) Unified Sch. Dist. TRANS, Ser. 1998 A,
                  4.50%, due 7/1/99                                         MIG 1    SP-1+      2,011
        1,500     Wayne Co. (MI) Detroit Sch. Dist. St. Sch. Aid Ltd. Tax
                  G.O. Notes, Ser. 1998, 4.50%, due 7/1/99                           SP-1+      1,508
                                                                                             ----------
                                                                                                7,175
                                                                                             ----------

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
                  TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT
                  (1.1%)
NATIONAL WESTMINSTER BANK PLC
$       1,000     Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-1,
                  3.80%, due 6/1/26 Putable 6/1/99                                   A-1+    $  1,000
SLM HOLDING CORP.
        1,500     Greater Texas Std. Loan Corp. Ref. Rev., Ser. 1996 A,
                  3.60%, due 4/1/05 Putable 3/1/99                         VMIG 1    A-1+       1,500
                                                                                             ----------
                                                                                                2,500
                                                                                             ----------
                  TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (5.8%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,650     Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 5.25%,
                  due 1/1/99                                               VMIG 1    A-1+       1,654
        1,000     Perry Township (IN) Multi Sch. Bldg. Corp. First Mtge.
                  Ref. Rev., Ser. 1992, 6.375%, due 1/1/99                                      1,005
FINANCIAL GUARANTY INSURANCE CO.
        1,020     Atlanta (GA) Wtr. & Swr. Rev., Ser. 1997, 5.00%, due
                  1/1/99                                                   VMIG 1    A-1+       1,022
        1,000     Connecticut Spec. Assessment Unemployment Comp. Adv.
                  Fund Rev., Ser. 1993 C, 3.60%, due 11/15/01 Putable
                  7/1/99                                                   VMIG 1    A-1+       1,000
        1,260     Rhode Island & Providence Plantations Cons. Cap. Dev.
                  Loan G.O., Ser. 1998 A, 4.25%, due 9/1/99                                     1,266
        1,000     Rutherford Co. (TN) Cons. Util. Dist. Waterworks Ref.
                  Rev., Ser. 1997 B, 4.25%, due 2/1/99                     VMIG 1    A-1+       1,002
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,690     Fargo (ND) Wtr. Rev., Ser. 1993, 4.65%, due 1/1/99                            1,693
        3,000     Oklahoma Cap. Imp. Au. St. Hwy. Rev., Ser. 1998, 4.25%,
                  due 6/1/99                                                                    3,011
        1,250     Utah Intermountain Pwr. Agcy. Pwr. Supply Ref. Rev.,
                  Ser. 1996 C, 5.50%, due 7/1/99                                                1,265
                                                                                             ----------
                                                                                               12,918
                                                                                             ----------
                  TAX-EXEMPT SECURITIES -- OTHER (5.3%)
        1,000     Board of Regents of the Texas A&M Univ. Sys. Fin. Sys.
                  Ref. Rev., Ser. 1998, 5.00%, due 5/15/99                                      1,006
        2,300     Harford Co. (MD) Cons. Pub. Imp. G.O., Ser. 1997,
                  5.00%, due 12/1/98                                                            2,302

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$       1,500     Milwaukee (WI) Metro. Swr. Dist. Cap. Purp. Ref. G.O.,
                  Ser. 1997 A, 4.25%, due 10/1/99                                            $  1,514
        1,000     Ohio Coal Dev. G.O., Ser. 1993 C, 4.40%, due 2/1/99                           1,003
        2,320     Pasadena (TX) Independent Sch. Dist. Maintenance Tax
                  Ref. G.O., Ser. 1998, 4.00%, due 2/15/99                                      2,322
        1,000     Richland Co. (SC) Sch. Dist. No. 1 G.O., Ser. 1996,
                  6.625%, due 3/1/99                                                            1,009
        1,250     Tennessee Sch. Bond Au. Higher Ed. Fac. Second Prog.
                  Ref. Rev., Ser. 1998 C, 4.00%, due 5/1/99                                     1,254
        1,300     Virginia Pub. Sch. Au. Sch. Fin. Ref. Rev. (1987
                  Resolution), Ser. 1993 B, 4.40%, due 1/1/99                                   1,303
                                                                                             ----------
                                                                                               11,713
                                                                                             ----------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES (16.4%)
        2,200     Berkeley Co. (SC) Fac. Ind. Rev. (Amoco Chemical Co.
                  Proj.), Ser. 1997, 3.80%, VRDN due 4/1/27                VMIG 1    A-1+       2,200  (5)
        6,700     Blytheville (AR) IDR (Nucor Corp. Proj.), Ser. 1998,
                  3.25%, VRDN due 6/1/28                                     P-1     A-1+       6,700  (5)
        1,500     Carlton (WI) PCR (Wisconsin Pwr. & Lt. Co. Proj.), Ser.
                  1988, 3.20%, VRDN due 8/1/15                             VMIG 1               1,500  (5)
        2,000     Commonwealth of Massachusetts Ref. G.O., Ser. 1998 A,
                  2.90%, VRDN due 9/1/16                                   VMIG 1    A-1+       2,000
        1,500     Harris Co. (TX) IDC Solid Waste Disp. Rev. (Exxon
                  Proj.), Ser. 1997, 3.80%, VRDN due 4/1/32                VMIG 1               1,500  (5)
        1,700     Harris Co. (TX) Ind. Dev. Corp. PCR (Exxon Proj.),
                  3.80%, VRDN due 8/15/27                                            A-1+       1,700  (5)
        1,200     Jackson Co. (MS) Ind. Swr. Fac. Rev. (Chevron U.S.A.
                  Inc. Proj.), Ser. 1994, 3.85%, VRDN due 12/15/24           P-1                1,200  (5)
        1,300     Madison Co. (IL) Env. Imp. Rev. (Shell Wood River
                  Refining Co. Proj.), Ser. 1997, 3.80%, VRDN due 4/1/32   VMIG 1    A-1+       1,300  (5)
          800     Minneapolis (MN) Comm. Dev. Agcy. Ref. PCR (No. States
                  Pwr. Co. Proj.), Ser. 1985, 3.30%, VRDN due 3/1/11         P-1     A-1+         800  (5)
        2,900     Mount Vernon (IN) Ref. PCR (Gen. Elec. Co. Proj.), Ser.
                  1998, 3.80%, VRDN due 11/1/18                                      A-1+       2,900  (5)

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$       1,000     Navajo Co. (AZ) IDA (Citizens Util. Co. Proj.), Ser.
                  1997, 3.20%, VRDN due 5/1/32                                       A-1+    $  1,000
        2,000     Port of Corpus Christi (TX) IDC Ref. Rev. (Valero
                  Refining & Mktg. Co. Proj.), Ser. 1997 D, 3.30%, VRDN
                  due 5/1/26                                               VMIG 1    A-1+       2,000
        8,000     Rhode Island & Providence Plantations G.O., 3.05%, VRDN
                  due 6/1/18                                               VMIG 1    A-1+       8,000
          900     San Antonio (TX) Higher Ed. Au., Inc. Ref. Rev.
                  (Trinity Univ. Proj.), Ser. 1993, 3.10%, VRDN due
                  4/1/04                                                             A-1+         900
          900     Southwestern (IL) Dev. Au. Solid Waste Disp. Rev.
                  (Shell Oil Co. Wood River Proj.), Ser. 1992, 3.80%,
                  VRDN due 4/1/22                                          VMIG 1    A-1+         900  (5)
        1,800     Will Co. (IL) Exempt Fac. Ind. Rev. (Amoco Chemical Co.
                  Proj.), Ser. 1998, 3.80%, VRDN due 3/1/28                VMIG 1    A-1+       1,800  (5)
                                                                                             ----------
                                                                                               36,400
                                                                                             ----------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                  LETTERS OF CREDIT (53.7%)
ABN AMRO BANK NV
          100     Long Island (NY) Pwr. Au. Elec. Sys. Sub. Rev., Ser.
                  1998-6, 3.60%, VRDN due 5/1/33                           VMIG 1    A-1+         100  (6)
BANK OF AMERICA
        1,200     Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa
                  Plastics Corp., Texas Proj.), Ser. 1994, 3.20%, VRDN
                  due 11/1/15                                              VMIG 1               1,200
        4,400     Texas Muni. Pwr. Agcy. Rev., Ser. 1991, 3.20%, TECP due
                  11/23/98 & 12/9/98                                         P-1     A-1+       4,400  (7)
        1,000     Utah Intermountain Pwr. Agcy. Pwr. Supply Rev., Ser.
                  1985 E, 3.20%, TECP due 11/23/98                         VMIG 1    A-1+       1,000
BANK OF NOVA SCOTIA
        2,600     Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. A,
                  3.45%, TECP due 11/10/98                                           A-1+       2,600
BAYERISCHE LANDESBANK GIROZENTRALE
        6,000     Denver (CO) City & Co. Arpt. Sys. Sub. Rev., Ser. 1997
                  A, 3.30%, TECP due 11/9/98                                 P-1     A-1+       6,000
        1,000     Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 E,
                  3.70%, TECP due 11/18/98                                 VMIG 1    A-1+       1,000  (8)

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
CANADIAN IMPERIAL BANK OF COMMERCE
$       2,000     Houston (TX) Arpt., Ser. A, 3.15%, TECP due 1/14/99                A-1+    $  2,000  (9)
        3,800     Louisa Co. (IA) Customized Purchase Ref. PCR
                  (Iowa-Illinois Gas & Elec. Co. Proj.), Ser. 1987,
                  3.35%, VRDN due 3/1/17                                              A-1       3,800
        1,500     North Carolina Eastern Muni. Pwr. Agcy. Sys. Rev.,
                  3.40%, TECP due 1/13/99                                    P-1     A-1+       1,500
CHASE MANHATTAN BANK, N.A.
        2,000     Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg.,
                  Inc. Proj.), Ser. 1997, 3.25%, VRDN due 12/1/12          VMIG 1     A-1       2,000
          645     South Carolina Jobs Econ. Dev. Au. Rev. (St. Francis
                  Hosp. Proj.), Ser. 1990, 3.65%, VRDN due 7/1/22          VMIG 1                 645
          970     Virginia Small Bus. Fin. Au. IDR (Coral Graphic Svc.,
                  Inc. Proj.), Ser. 1998, 3.25%, VRDN due 1/1/13           VMIG 1     A-1         970
CITIBANK, N.A.
        1,100     Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind., Inc.
                  Proj.), Ser. 1984, 3.10%, VRDN due 12/1/14                 P-1                1,100
COMMONWEALTH BANK OF AUSTRALIA
        2,000     Pendleton Co. (KY) Multi-County Lease Rev. (Kentucky
                  Assoc. of Cos. Leasing Trust Prog.), Ser. 1989, 3.40%,
                  TECP due 1/22/99                                                   A-1+       2,000
CREDIT COMMERCIAL DE FRANCE
          300     Elkhart Co. (IN) Econ. Dev. Rev. (Pace Amer. Inc.
                  Proj.), 3.30%, VRDN due 1/1/13                           VMIG 1                 300
          115     Indiana Emp. Dev. Comm. Econ. Dev. Rev. (Triangle
                  Ventures Proj.), Ser. 1988, 3.30%, VRDN due 1/1/14       VMIG 1                 115
        2,900     South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF
                  Hsg., Inc. Proj.), Ser. 1987 A, 3.25%, VRDN due 11/7/07    P-1                2,900
           75     South Carolina Jobs Econ. Dev. Au. Rev. (Kent Mfg. Co.
                  Proj.), Ser. 1988 A, 3.35%, VRDN due 4/7/99              VMIG 1                  75
           50     South Carolina Jobs Econ. Dev. Au. Rev. (Mar-Mac Mfg.
                  Co., Inc. Proj.), Ser. 1988 A, 3.45%, VRDN due 4/7/99    VMIG 1                  50

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$         530     South Carolina Jobs Econ. Dev. Au. Rev. (Osmose Wood
                  Preserving), Ser. 1989 B, 3.35%, VRDN due 12/1/04          P-1             $    530
          100     South Carolina Jobs Econ. Dev. Au. Rev. (Su-Dan Co. &
                  Delta Prop.), Ser. 1989 A, 3.45%, VRDN due 1/1/04        VMIG 1                 100
CREDIT LOCAL DE FRANCE
        1,000     Colorado Reg. Trans. Dist. Spec. Passenger Fare Rev.,
                  Ser. 1989 A, 3.05%, VRDN due 6/1/99                                A-1+       1,000
CREDIT SUISSE
        1,300     Chattanooga (TN) Ind. Dev. Board IDR (Market Street
                  Ltd. Proj.), 3.15%, VRDN due 12/15/12                              A-1+       1,300
        1,200     Hubbard Co. (MN) Solid Waste Disp. Rev. (Potlatch Corp.
                  Proj.), Ser. 1990, 3.15%, VRDN due 8/1/14                          A-1+       1,200
          300     Montgomery Co. (TX) Ind. Dev. Corp. IDR (Dal-Tile Corp.
                  Proj.), Ser. 1986 B, 3.25%, VRDN due 12/1/03                       A-1+         300
        1,000     Texas Capital Hlth. Fac. Dev. Corp. (Island on Lake
                  Travis Ltd. Proj.), Ser. 1986, 3.15%, VRDN due 12/1/16             A-1+       1,000
          600     Warren (AR) Solid Waste Disp. Rev. (Potlatch Corp.
                  Proj.), Ser. 1993, 3.15%, VRDN due 4/1/12                          A-1+         600
DEUTSCHE BANK AG
          300     Louisiana Pub. Fac. Au. IDR (Kenner Hotel L.P. Proj.),
                  Ser. 1985, 3.70%, VRDN due 12/1/15                         P-1                  300
FIRST NATIONAL BANK OF CHICAGO
        1,400     Indiana Hlth. Fac. Fin. Au. Hosp. Rev. (Deaconess
                  Hosp., Inc.), Ser. 1992, 3.10%, VRDN due 1/1/22          VMIG 1               1,400
        1,000     Stevenson (AL) IDB Env. Imp. Rev. (Mead Corp. Proj.),
                  Ser. 1998 B, 3.80%, VRDN due 4/1/33                                A-1+       1,000
FIRST UNION NATIONAL BANK
        1,000     Monroe Co. (NY) IDA Rev. (Collegiate Hsg. Foundation,
                  Inc. Fac. at Rochester Institute of Technology), Ser.
                  1998 A, 3.10%, VRDN due 10/1/28                          VMIG 1               1,000
        1,075     North Carolina Med. Care Comm. Hosp. ACES Rev. (Pooled
                  Fin. Proj.), Ser. 1991 B, 3.75%, VRDN due 10/1/13        VMIG 1               1,075

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$         600     Wake Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. PCR
                  (Carolina Pwr. & Lt. Co. Proj.), Ser. 1987, 3.75%, VRDN
                  due 3/1/17                                                 P-1      A-1    $    600
        2,000     Washington Co. (PA) Au. Lease Rev. (Higher Ed. Pooled
                  Equip. Leasing Prog.), Ser. 1985 A, 3.20%, VRDN due
                  11/1/05                                                  VMIG 1               2,000
GENERAL ELECTRIC CAPITAL CORP.
          800     New Hampshire Hsg. Fin. Au. Multi-Family Hsg. Rev.
                  (Countryside L.P. Proj.), Ser. 1994, 3.20%, VRDN due
                  7/1/24                                                   VMIG 1                 800
        5,000     New Hampshire Hsg. Fin. Au. Multi-Family Hsg. Rev.
                  (P.R.A. Prop. L.P.-Pheasant Run Proj.), Ser. 1985,
                  3.25%, VRDN due 5/1/25                                   VMIG 1               5,000
HARRIS TRUST AND SAVINGS BANK
          700     Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.), Ser.
                  1995 C, 3.15%, VRDN due 2/1/05                                     A-1+         700
          720     Illinois Dev. Fin. Au. IDR (Overton Gear & Tool Corp.
                  Proj.), Ser. 1994, 3.15%, VRDN due 10/1/08                         A-1+         720
KREDIETBANK, NV
        1,600     Emmaus (PA) Gen. Au. Local Gov't. Rev. (Bond Pool
                  Prog.), Ser. 1989 B-16, 3.10%, VRDN due 3/1/24                     A-1+       1,600
MORGAN GUARANTY TRUST CO.
          200     Grapevine (TX) IDC Rev. (Amer. Airlines, Inc. Proj.),
                  Ser. 1984 A-3, 3.65%, VRDN due 12/1/24                     P-1                  200
        7,000     Orlando (FL) Spec. Assessment Rev. (Republic Drive
                  Interchange Proj.), Ser. 1997 A, 2.95%, VRDN due
                  10/1/21                                                  VMIG 1               7,000
NATIONAL WESTMINSTER BANK PLC
        1,200     Hillsborough Co. (FL) Aviation Au. Rev. (Tampa Int'l.
                  Arpt.), 3.60%, TECP due 11/9/98                            P-1     A-1+       1,200
          300     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                  (Grant Town Cogeneration Proj.), Ser. 1990 A, 3.20%,
                  VRDN due 10/1/17                                         VMIG 1    A-1+         300
        1,300     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                  (Grant Town Cogeneration Proj.), Ser. 1990 B, 3.10%,
                  VRDN due 10/1/17                                         VMIG 1    A-1+       1,300
          300     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                  (Grant Town Cogeneration Proj.), Ser. 1990 D, 3.10%,
                  VRDN due 10/1/17                                         VMIG 1    A-1+         300

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$       1,000     Rhode Island Std. Loan Au. Prog. Rev., Ser. 1995-1,
                  3.20%, VRDN due 7/1/19                                             A-1+    $  1,000
        3,000     Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-3,
                  3.20%, VRDN due 6/1/26                                             A-1+       3,000
NBD BANK, N.A.
          100     Indiana Emp. Dev. Comm. Econ. Dev. Rev. (K & F Ind.,
                  Inc. Proj.), Ser. 1988, 3.30%, VRDN due 1/1/14           VMIG 1                 100
NORWEST BANK
          800     New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys.
                  Proj.), Ser. 1985, 3.15%, VRDN due 8/1/14                          A-1+         800
PNC BANK N.A.
        1,000     Rockport (IN) Rev. (AK Steel Corp. Proj.), Ser. 1997 A,
                  3.20%, VRDN due 12/1/27                                    P-1      A-1       1,000
RABOBANK NEDERLAND
        1,500     Henderson Co. (KY) Solid Waste Disp. Rev. (Hudson
                  Foods, Inc. Proj.), Ser. 1995, 3.30%, VRDN due 3/1/15    VMIG 1               1,500
ROYAL BANK OF CANADA
          100     Lone Star (TX) Arpt. Imp. Au., Inc. Rev. (Amer.
                  Airlines, Inc. Proj.), Ser. 1984 A-1, 3.65%, VRDN due
                  12/1/14                                                  VMIG 1                 100
        1,000     Lone Star (TX) Arpt. Imp. Au., Inc. Rev. (Amer.
                  Airlines, Inc. Proj.), Ser. 1984 A-3, 3.65%, VRDN due
                  12/1/14                                                  VMIG 1               1,000
SLM HOLDING CORP.
          200     Colorado Std. Oblig. Bond Au. Std. Loan Rev., Ser. 1993
                  A, 3.05%, VRDN due 7/1/99                                VMIG 1    A-1+         200
          300     Nebhelp Inc. (NE) Std. Loan Prog. Rev., Ser. 1986 A,
                  3.15%, VRDN due 12/1/16                                            A-1+         300
        2,200     Panhandle-Plains (TX) Higher Ed. Au., Inc. Std. Loan
                  Rev., Ser. 1991 A, 3.15%, VRDN due 6/1/21                VMIG 1               2,200
        1,600     Panhandle-Plains (TX) Higher Ed. Au., Inc. Std. Loan
                  Rev., Ser. 1995 A, 3.15%, VRDN due 6/1/25                VMIG 1               1,600
SOCIETE GENERALE
        1,600     Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd Lien
                  Rev., Ser. 1984 A, 3.15%, VRDN due 1/1/15                VMIG 1    A-1+       1,600
        2,800     Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd Lien
                  Rev., Ser. 1984 B, 3.15%, VRDN due 1/1/15                VMIG 1    A-1+       2,800

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$       1,900     Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev.
                  (Compagnie Nationale Air France Proj.), Ser. 1990,
                  3.25%, VRDN due 5/1/18                                             A-1+    $  1,900
          100     Indianapolis (IN) Multi-Family Hsg. Ref. Rev. (Canal
                  Square Proj.), Ser. 1989, 3.20%, VRDN due 12/1/15        VMIG 1                 100
          100     Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac.
                  Completion Rev. (Los Angeles Int'l. Arpt.), Ser. 1989,
                  3.75%, VRDN due 12/1/25                                            A-1+         100
          400     Platte Co. (WY) Ref. PCR (Tri-State Generation &
                  Transmission Assoc., Inc. Proj.), Ser. 1984 A, 3.75%,
                  VRDN due 7/1/14                                            P-1                  400
SUNTRUST BANK
        1,600     Clark Co. (AR) Solid Waste Disp. Rev. (Reynolds Metals
                  Co. Proj.), Ser. 1992, 3.25%, VRDN due 8/1/22              P-1     A-1+       1,600
        4,700     Mayfield (KY) IDR (Seaboard Farms of Kentucky, Inc.
                  Proj.), Ser. 1989, 3.25%, VRDN due 8/1/19                  P-1                4,700
TORONTO DOMINION BANK
        3,000     Cleveland (OH) Sub. Inc. Tax Rev., 3.30%, TECP due
                  11/12/98                                                 VMIG 1    A-1+       3,000
        1,000     Crossett (AR) PCR (Georgia-Pacific Corp. Proj.), Ser.
                  1984, 3.00%, VRDN due 10/1/07                              P-1                1,000
        2,500     Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev.,
                  Ser. 1998 A, 3.10%, VRDN due 1/1/18                      VMIG 1    A-1+       2,500
        3,400     Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated Board
                  Proj.), Ser. 1993 A, 3.75%, VRDN due 6/1/28                        A-1+       3,400
          400     Stevenson (AL) IDB Env. Imp. Rev. (Mead Corp. Proj.),
                  Ser. 1997, 3.80%, VRDN due 6/1/32                                  A-1+         400
          120     Wisconsin Hlth. Fac. Au. Rev. (Franciscan Hlth. Care,
                  Inc.-Sys. Fin.), Ser. 1985 A-2, 3.15%, VRDN due 1/1/16   VMIG 1    A-1+         120
UNION BANK OF SWITZERLAND
        1,000     Alaska Ind. Dev. & Export Au. Fac. Rev. (Fairbanks Gold
                  Mining, Inc. Proj.), Ser. 1997, 3.25%, VRDN due 5/1/09   VMIG 1    A-1+       1,000
        4,300     Ashland (KY) Ref. PCR (Ashland Oil, Inc. Proj.), Ser.
                  1985, 2.85%, VRDN due 4/1/09                               P-1                4,300

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$       1,890     Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995
                  A-1, 3.05%, VRDN due 7/1/25                              VMIG 1    A-1+    $  1,890
        1,000     Dallas (TX) Wtr. & Swr. Rev., 3.20%, TECP due 12/8/98      P-1     A-1+       1,000
          200     Delta Co. (MI) Econ. Dev. Corp. Env. Imp. Rev.
                  (Mead-Escanaba Paper Co. Proj.), 3.60%, VRDN due
                  12/1/23                                                            A-1+         200
        2,000     Lincoln Co. (WY) Ref. PCR (Pacificorp Proj.), Ser.
                  1991, 3.40%, TECP due 12/7/98                            VMIG 1    A-1+       2,000
        1,100     Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg
                  Proj.), Ser. 1986, 3.15%, VRDN due 12/1/11               VMIG 1               1,100
          100     Sabine (TX) River Au. Ref. PCR (Texas Util. Elec. Co.
                  Proj.), Ser. 1995 B, 3.75%, VRDN due 6/1/30              VMIG 1    A-1+         100
WACHOVIA BANK & TRUST CO.
        1,200     Los Angeles (CA) Reg. Arpt. Imp. Corp. Fac. Sublease
                  Rev. (Amer. Airlines-Los Angeles Int'l. Arpt.), Ser.
                  1984 C, 3.65%, VRDN due 12/1/24                          VMIG 1               1,200
          500     Los Angeles (CA) Reg. Arpt. Imp. Corp. Fac. Sublease
                  Rev. (Amer. Airlines-Los Angeles Int'l. Arpt.), Ser.
                  1984 F, 3.65%, VRDN due 12/1/24                            P-1                  500
        1,000     Wake Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. PCR
                  (Carolina Pwr. & Lt. Co. Proj.), Ser. 1985 A, 3.15%,
                  VRDN due 5/1/15                                            P-1     A-1+       1,000
WESTDEUTSCHE LANDESBANK GIROZENTRALE
        2,000     Mesa (AZ) Muni. Dev. Corp. Spec. Tax Updates, Ser. 1996
                  A, 3.15%, TECP due 12/8/98                               VMIG 1    A-1+       2,000
                                                                                             ----------
                                                                                              118,990
                                                                                             ----------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                  INSURANCE (8.7%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        2,600     Indiana Secondary Mkt. for Ed. Loans, Inc. Rev., Ser.
                  1988 B, 3.10%, VRDN due 12/1/13                          VMIG 1    A-1+       2,600
          400     Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of PA,
                  Inc. Cap. Asset Fin. Prog.), Ser. 1985 A, 3.25%, VRDN
                  due 12/1/20                                                        A-1+         400
          500     Trinity (TX) River Au. Collateralized PCR (Texas Util.
                  Elec. Co. Proj.), Ser. 1996 A, 3.85%, VRDN due 3/1/26    VMIG 1     A-1         500

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1998

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                  Value(4)
     Amount                                                                  Rating(2)(3)      (000's
(000's omitted)                         Security(1)                        Moody's    S&P     omitted)
----------------  -------------------------------------------------------  -------  -------  ----------
$       1,100     Utah St. Board of Regents Std. Loan Rev., Ser. 1988 B,
                  3.00%, VRDN due 11/1/00                                  VMIG 1    A-1+    $  1,100
FINANCIAL SECURITY ASSURANCE INC.
        2,000     Florida Cap. Proj. Fin. Au. Rev. (Florida Hosp. Assoc.-
                  Cap. Proj. Loan Prog.), Ser. 1998 A, 3.25%, VRDN due
                  6/1/28                                                             A-1+       2,000
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,845     Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 3.15%,
                  VRDN due 7/1/17                                          VMIG 1    A-1+       1,845
          900     Kentucky Higher Ed. Std. Loan Corp. Rev., Ser. 1996 A,
                  3.05%, VRDN due 6/1/26                                   VMIG 1    A-1+         900
        2,100     Lower Colorado (TX) River Au. Jr. Lien Ref. Rev., 3rd
                  Ser., 3.10%, VRDN due 1/1/13                             VMIG 1    A-1+       2,100
        5,500     Missouri-Illinois Metro. Dist. Bi-State Dev. Agcy. Rev.
                  (St. Clair Co. Metrolink Extension), Ser. 1998 B,
                  3.00%, VRDN due 7/1/28                                   VMIG 1    A-1+       5,500
        1,400     Orange Co. (FL) Hlth. Fac. Au. Ref. Rev. (Pooled Hosp.
                  Loan Prog.), Ser. 1985, 3.20%, TECP due 12/9/98          VMIG 1    A-1+       1,400
          815     Polk Co. (IA) Hosp. Equip. & Imp. Rev., Ser. 1985,
                  3.15%, VRDN due 12/1/05                                  VMIG 1     A-1         815
          200     Reno (NV) Hosp. Rev. (St. Mary's Reg. Med. Ctr.), Ser.
                  1998 B, 3.65%, VRDN due 5/15/23                          VMIG 1    A-1+         200
                                                                                             ----------
                                                                                               19,360
                                                                                             ----------
                  TOTAL INVESTMENTS (99.4%)                                                   220,297
                  Cash, receivables and other assets, less liabilities
                  (0.6%)                                                                        1,315
                                                                                             ----------
                  TOTAL NET ASSETS (100.0%)                                                  $221,612
                                                                                             ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1998

--------------------------------------------------------------------------------
          Municipal Securities Portfolio

   Principal
    Amount                                                                       Rating(2)        Value(10)
(000's omitted)                          Security(1)                           Moody's   S&P   (000's omitted)
---------------  ------------------------------------------------------------  -------  -----  ---------------
                 TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S.
                 GOVERNMENT SECURITIES (4.1%)
$        500     Massachusetts Wtr. Res. Au. Gen. Rev., Ser. 1992 A, 6.50%,
                 due 7/15/21 P/R 7/15/02                                         Aaa     AAA   $         557
       1,000     Nebraska Inv. Fin. Au. Hosp. Rev. (Nebraska Methodist Hlth.
                 Sys., Inc.), Ser. 1991, 7.00%, due 3/1/06 P/R 3/1/01            Aaa     AAA           1,094
                                                                                                     -------
                                                                                                       1,651
                                                                                                     -------
                 TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (40.0%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       1,000     Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 6.50%, due
                 1/1/06                                                          Aaa     AAA           1,153
         500     Florida Dept. of Trans. Tpke. Rev., Ser. 1995 A, 5.50%, due
                 7/1/03                                                          Aaa     AAA             538
       1,000     New York City (NY) Muni. Assist. Corp. Rev., Ser. D, 5.25%,
                 due 7/1/02                                                      Aaa     AAA           1,052
       1,000     Pittsburgh (PA) G.O., Ser. 1997 A, 5.00%, due 9/1/06            Aaa     AAA           1,062
FINANCIAL GUARANTY INSURANCE CO.
       1,000     Chicago (IL) Equip. G.O., Ser. 1998, 5.00%, due 1/1/07          Aaa     AAA           1,055
       1,000     Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995, 6.25%, due
                 10/1/06                                                         Aaa     AAA           1,148
         750     New York Dorm. Au. Rev. (State Univ. Ed. Fac.), Ser. 1993 B,
                 5.20%, due 5/15/03                                              Aaa     AAA             792
       1,000     Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B, 5.125%,
                 due 10/1/09                                                     Aaa     AAA           1,078
FINANCIAL SECURITY ASSURANCE INC.
       1,000     Illinois Dev. Fin. Au. Cap. Appreciation Cons. Sch. Dist.
                 #304 Rev., Zero Coupon, Yielding 4.80%, due 1/1/09              Aaa                     632
       1,000     Maine Muni. Bond Bank Ref. Rev., Ser. 1998 A, 5.00%, due
                 11/1/05                                                         Aaa     AAA           1,062
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
       1,000     Clark Co. (NV) Sch. Dist. Imp. G.O., Ser. 1995 A, 5.60%, due
                 6/15/08                                                         Aaa     AAA           1,085
       1,000     Commonwealth of Pennsylvania G.O. (Ref. & Proj.), 2nd Ser.
                 1994, 5.20%, due 6/15/04                                        Aaa     AAA           1,066

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                       Rating(2)        Value(10)
(000's omitted)                          Security(1)                           Moody's   S&P   (000's omitted)
---------------  ------------------------------------------------------------  -------  -----  ---------------
$      1,000     Connecticut Spec. Tax Oblig. Ref. Rev. (Trans.
                 Infrastructure Purp.), Ser. 1993 A, 5.40%, due 9/1/09           Aaa     AAA   $       1,067
       1,000     Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mem. Hosp.
                 Sys. Proj.), Ser. A, 5.00%, due 6/1/06                          Aaa     AAA           1,050
       1,000     New York Dorm. Au. Rev. (Univ. of Rochester), Ser. 1997 A,
                 5.50%, due 7/1/06                                               Aaa     AAA           1,093
       1,000     Puerto Rico Elec. Pwr. Au. Ref. Rev., Ser. W, 6.50%, due
                 7/1/05                                                          Aaa     AAA           1,150
                                                                                                     -------
                                                                                                      16,083
                                                                                                     -------
                 TAX-EXEMPT SECURITIES -- OTHER (38.6%)
       1,000     Board of Regents of the Texas A&M Univ. Sys. Perm. Univ.
                 Fund Rev., Ser. 1998, 5.00%, due 7/1/08                         Aaa     AAA           1,065
         500     Brownwood (TX) Independent Sch. Dist. Unlimited Tax Sch.
                 Bldg. & Ref. G.O. (Brown Co., Texas), Ser. 1994, Zero
                 Coupon, Yielding 5.90%, due 2/15/02                             Aaa                     441  (5)
         560     Brownwood (TX) Independent Sch. Dist. Unlimited Tax Sch.
                 Bldg. & Ref. G.O. (Brown Co., Texas), Ser. 1994, Zero
                 Coupon, Yielding 6.10%, due 2/15/04                             Aaa                     453  (5)
         670     Cincinnati (OH) Std. Loan Funding Corp. Ref. Rev., Ser. 1992
                 C, 6.10%, due 7/1/02                                            Aaa                     710
       1,000     Commonwealth of Massachusetts Ref. G.O., Ser. 1995 A, 6.25%,
                 due 7/1/04                                                      Aa3     AA-           1,117
       1,000     Florida St. Board of Ed. Cap. Outlay Ref. G.O., Ser. B,
                 5.25%, due 6/1/09                                               Aa2     AA+           1,085
       1,000     Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04                    Aaa     AAA           1,171
       1,000     Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997,
                 5.50%, due 2/1/09                                               Aa2     AA+           1,100
       1,500     Maryland Comm. Dev. Admin. Dept. of Hsg. & Comm. Dev. Rev.
                 (Single Family Prog.), 3rd Ser. 1993, 5.15%, due 4/1/08         Aa2                   1,558
       1,000     Maryland Wtr. Quality Fin. Admin. Ref. Rev. (Revolving Loan
                 Fund), Ser. 1995 A, 5.50%, due 9/1/11                           Aa2     AA            1,076
       1,000     Mecklenburg Co. (NC) Pub. Imp. G.O., Ser. 1994, 5.50%, due
                 4/1/12                                                          Aaa     AAA           1,085
         165     Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev.,
                 Ser. 1993 C, 6.05%, due 9/1/07                                   A                      172
       1,000     Nevada Ref. Ltd. Tax G.O., Ser. 1997 A-2, 6.00%, due 5/15/06    Aa2     AA            1,123

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                       Rating(2)        Value(10)
(000's omitted)                          Security(1)                           Moody's   S&P   (000's omitted)
---------------  ------------------------------------------------------------  -------  -----  ---------------
$        500     New Jersey Bldg. Au. St. Bldg. Rev., Ser. 1994, 5.00%, due
                 6/15/11                                                         Aa2     AA-   $         514
         750     New York City (NY) IDA Spec. Fac. Rev. (Term. One Group
                 Assoc., L.P. Proj.), Ser. 1994, 6.00%, due 1/1/15               A3       A              799
       1,000     Omaha (NE) Pub. Pwr. Dist. Elec. Sys. Rev., Ser. 1993 E,
                 4.60%, due 2/1/06                                               Aa2     AA            1,035
       1,000     Port of Portland (OR) Ref. G.O., Ser. 1993 A, 4.50%, due
                 3/1/05                                                          Aa2     AA+           1,032
                                                                                                     -------
                                                                                                      15,536
                                                                                                     -------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES (6.0%)
       2,200     Berkeley Co. (SC) Fac. Ind. Rev. (Amoco Chemical Co. Proj.),
                 Ser. 1997, 3.80%, VRDN due 4/1/27                             VMIG 1   A-1+           2,200  (5)
         100     Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co. Proj.),
                 Ser. 1993, 3.80%, VRDN due 5/1/23                             VMIG 1   A-1+             100  (5)
         100     Kemmerer (WY) PCR (Exxon Proj.), Ser. 1984, 3.70%, VRDN due
                 11/1/14                                                         P-1    A-1+             100  (5)
                                                                                                     -------
                                                                                                       2,400
                                                                                                     -------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS
                 OF CREDIT (10.2%)
TORONTO DOMINION BANK
         100     Stevenson (AL) IDB Env. Imp. Rev. (Mead Corp. Proj.), Ser.
                 1997, 3.80%, VRDN due 6/1/32                                           A-1+             100
WESTDEUTSCHE LANDESBANK GIROZENTRALE
       4,000     Indianapolis (IN) Res. Rec. Rev. (Ogden Martin Sys. Proj.),
                 Ser. 1987, 3.80%, VRDN due 12/1/16                                     A-1+           4,000
                                                                                                     -------
                                                                                                       4,100
                                                                                                     -------
                 TOTAL INVESTMENTS (98.9%) (COST $38,299)                                             39,770  (11)
                 Cash, receivables and other assets, less liabilities (1.1%)                             456
                                                                                                     -------
                 TOTAL NET ASSETS (100.0%)                                                     $      40,226
                                                                                                     -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1998
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality within guidelines approved by the trustees of Income Managers Trust. Approximately 85% and 63% of the municipal securities held by Municipal Money and Municipal Securities, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Credit ratings are unaudited.
3) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager within the guidelines approved by the trustees of Income Managers Trust.
4) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
5) Security is guaranteed by the corporate obligor.
6) Security is subject to a fractional guarantee provided by ABN AMRO Bank NV and Morgan Guaranty Trust Co., each backing 50% of the total principal.
7) Security is subject to a fractional guarantee provided by Bank of America, Chase Manhattan Bank, N.A., and Morgan Guaranty Trust Co., each backing
   33 1/3% of the total principal.
8) Security is subject to a fractional guarantee provided by Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale, each backing 50% of the total principal.
9) Security is subject to a fractional guarantee provided by Canadian Imperial Bank of Commerce and Commerzbank AG, each backing 50% of the total principal.

10) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.
11) At October 31, 1998, the cost of investments for Federal income tax purposes was $38,299,000. Gross unrealized appreciation of investments was $1,474,000 and gross unrealized depreciation of investments was $3,000, resulting in net unrealized appreciation of $1,471,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1998
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL        MUNICIPAL
                                                        MONEY          SECURITIES
(000'S OMITTED)                                       PORTFOLIO        PORTFOLIO
                                                    -------------------------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $     220,297    $      39,770
      Cash                                                     53               25
      Interest receivable                                   1,354              466
      Prepaid expenses and other assets                         3                1
                                                    -------------------------------
                                                          221,707           40,262
                                                    -------------------------------
LIABILITIES
      Payable to investment manager (Note B)                   50                8
      Accrued expenses                                         45               28
                                                    -------------------------------
                                                               95               36
                                                    -------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     221,612    $      40,226
                                                    -------------------------------

NET ASSETS consist of:
      Paid-in capital                               $     221,612    $      38,755
      Net unrealized appreciation in value of
        investment securities                                  --            1,471
                                                    -------------------------------
NET ASSETS                                          $     221,612    $      40,226
                                                    -------------------------------
*Cost of investments                                $     220,297    $      38,299
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1998
----------------------------------------------------------------------
          Income Managers Trust

                                                     MUNICIPAL      MUNICIPAL
                                                       MONEY        SECURITIES
(000'S OMITTED)                                      PORTFOLIO      PORTFOLIO
                                                    ---------------------------
INVESTMENT INCOME
    Interest income                                 $     6,741    $     1,640
                                                    ---------------------------
    Expenses:
      Investment management fee (Note B)                    472             86
      Accounting fees                                        10             10
      Amortization of deferred organization and
        initial offering expenses (Note A)                    2              1
      Auditing fees                                          33             24
      Custodian fees (Note B)                               121             31
      Insurance expense                                       2              1
      Legal fees                                             29             15
      Trustees' fees and expenses                            15              7
      Miscellaneous                                           1              1
                                                    ---------------------------
        Total expenses                                      685            176
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (9)            (2)
                                                    ---------------------------
        Total net expenses                                  676            174
                                                    ---------------------------
        Net investment income                             6,065          1,466
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                   26            420
    Net realized gain on financial futures
      contracts (Note A)                                     --              6
    Change in net unrealized appreciation of
      investment securities                                  --            583
                                                    ---------------------------
        Net gain on investments                              26          1,009
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $     6,091    $     2,475
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                    MUNICIPAL                       MUNICIPAL
                                                      MONEY                        SECURITIES
                                                    PORTFOLIO                       PORTFOLIO
                                                      Year                            Year
                                                      Ended                           Ended
                                                   October 31,                     October 31,
(000'S OMITTED)                               1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       6,065   $       4,685   $       1,466   $       1,467
    Net realized gain on investments                 26              --             426             210
    Change in net unrealized
      appreciation of investments                    --              --             583             462
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                             6,091           4,685           2,475           2,139
                                          -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   281,553         203,054          14,666           3,829
    Reductions                                 (222,519)       (183,975)         (8,627)        (13,218)
                                          -------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests         59,034          19,079           6,039          (9,389)
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            65,125          23,764           8,514          (7,250)
NET ASSETS:
    Beginning of year                           156,487         132,723          31,712          38,962
                                          -------------------------------------------------------------
    End of year                           $     221,612   $     156,487   $      40,226   $      31,712
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1998
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Organization expenses incurred by each Portfolio were fully amortized as of October 31, 1998.
6) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
7) FINANCIAL FUTURES CONTRACTS: Municipal Securities may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      During the year ended October 31, 1998, Municipal Securities entered into financial futures contracts. There were no open positions in financial futures contracts at October 31, 1998.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.

   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $8,731 and $1,776, for Municipal Money and Municipal Securities, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1998, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) of $10,102,000 and $7,985,000, respectively, for Municipal Securities. All securities transactions for Municipal Money were short-term.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

                                                               Year Ended October 31,
                                              1998         1997         1996         1995         1994
                                            ------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(1)                             .36%         .38%         .37%         .37%          --
                                            ------------------------------------------------------------
  Net Expenses                                  .36%         .37%         .36%         .36%         .36%
                                            ------------------------------------------------------------
  Net Investment Income                        3.22%        3.29%        3.21%        3.57%        2.38%
                                            ------------------------------------------------------------
Net Assets, End of Year (in millions)       $ 221.6      $ 156.5      $ 132.7      $ 161.1      $ 150.5
                                            ------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

                                                               Year Ended October 31,
                                              1998         1997         1996         1995         1994
                                            ------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(1)                             .51%         .51%         .47%         .47%          --
                                            ------------------------------------------------------------
  Net Expenses                                  .51%         .50%         .47%         .46%         .40%
                                            ------------------------------------------------------------
  Net Investment Income                        4.27%        4.44%        4.49%        4.63%        4.47%
                                            ------------------------------------------------------------
Portfolio Turnover Rate                          24%          22%           3%          66%         127%
                                            ------------------------------------------------------------
Net Assets, End of Year (in millions)       $  40.2      $  31.7      $  39.0      $  44.4      $  51.4
                                            ------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Municipal Money Portfolio and
Neuberger Berman Municipal Securities Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger Berman Municipal Money Portfolio and Neuberger Berman Municipal Securities Portfolio, two of the series constituting Income Managers Trust (the "Trust"), as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 1998

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger Berman Management Inc., Neuberger Berman Municipal Money Fund, Neuberger Berman Municipal Securities Trust, Neuberger Berman Municipal Funds, and Neuberger Berman Income Funds are registered service marks of Neuberger Berman Management Inc.
-C- 1998 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

          Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.





NEUBERGER BERMAN

          NEUBERGER BERMAN MANAGEMENT INC.
          605 Third Avenue 2nd Floor
          New York, NY  10158-0180
          SHAREHOLDER SERVICES
          800.877.9700
          INSTITUTIONAL SERVICES
          800.366.6264
          WWW.NBFUNDS.COM







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